Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000131515
Account Value [Line Items]
Line Graph and Table Measure Name													Amana Developing World Fund Institutional Shares
Accumulated Value	$ 10,000	$ 10,244	$ 10,445	$ 10,520	$ 10,424	$ 10,127	$ 9,512	$ 9,446	$ 9,734	$ 9,926	$ 10,119	$ 10,397		$ 10,674	$ 10,685	$ 11,006	$ 11,016	$ 11,091	$ 10,995	$ 11,145	$ 11,496	$ 11,678	$ 11,314	$ 11,239	$ 11,164	$ 10,800	$ 10,489	$ 10,671	$ 10,510	$ 10,285	$ 9,621	$ 9,975	$ 9,722	$ 10,434	$ 10,369	$ 10,477	$ 10,714	$ 10,089	$ 10,757	$ 10,768	$ 10,542	$ 10,703	$ 10,973	$ 10,962	$ 11,542	$ 11,314	$ 10,870	$ 9,526	$ 10,198	$ 10,512	$ 11,174	$ 11,694	$ 11,835	$ 11,737	$ 11,976	$ 13,027	$ 14,035	$ 14,295	$ 14,555	$ 14,425	$ 14,783	$ 14,923	$ 15,010	$ 14,631	$ 15,010	$ 14,425	$ 14,739	$ 14,793	$ 15,089	$ 14,176	$ 13,989	$ 13,791	$ 13,130	$ 13,097	$ 12,162	$ 12,613	$ 12,250	$ 11,358	$ 11,600	$ 12,778	$ 12,458	$ 13,327	$ 12,770	$ 13,260	$ 13,093	$ 13,082	$ 13,472	$ 13,996	$ 13,494	$ 12,971	$ 12,503	$ 13,350	$ 14,126	$ 13,901	$ 14,419	$ 14,869	$ 14,441	$ 15,038	$ 15,489	$ 15,703	$ 15,962	$ 16,266	$ 15,602	$ 15,309	$ 15,146	$ 15,134	$ 14,726	$ 14,487	$ 14,669	$ 14,873	$ 15,543	$ 15,532	$ 16,043	$ 16,860	$ 17,587	$ 17,575	$ 18,212	$ 19,966	$ 21,218	$ 19,498	$ 21,545	$ 22,966
C000079787
Account Value [Line Items]
Line Graph and Table Measure Name													Amana Developing World Fund Investor Shares
Accumulated Value	10,000	10,256	10,448	10,512	10,416	10,117	9,499	9,440	9,729	9,921	10,114	10,392		10,670	10,670	10,990	11,001	11,065	10,969	11,119	11,460	11,642	11,288	11,203	11,128	10,763	10,453	10,635	10,474	10,249	9,585	9,939	9,677	10,387	10,323	10,430	10,667	10,043	10,699	10,721	10,484	10,635	10,915	10,904	11,484	11,257	10,803	9,475	10,134	10,447	11,106	11,614	11,754	11,657	11,894	12,932	13,925	14,185	14,444	14,314	14,660	14,801	14,876	14,509	14,876	14,293	14,606	14,660	14,944	14,037	13,851	13,654	12,998	12,954	12,036	12,473	12,113	11,227	11,468	12,626	12,315	13,166	12,613	13,088	12,934	12,923	13,298	13,828	13,320	12,812	12,337	13,166	13,946	13,712	14,225	14,659	14,236	14,815	15,261	15,473	15,718	16,019	15,362	15,072	14,913	14,890	14,498	14,251	14,430	14,632	15,283	15,271	15,765	16,572	17,278	17,267	17,886	19,604	20,838	19,143	21,161	22,372
C000131514
Account Value [Line Items]
Line Graph and Table Measure Name													Amana Growth Fund Institutional Shares
Accumulated Value	10,000	10,006	10,441	10,374	10,371	10,033	10,157	10,352	10,685	11,180	11,324	11,568		11,867	11,833	12,012	12,283	12,514	12,888	13,321	13,384	14,129	13,686	13,571	13,342	13,888	13,896	14,595	15,393	15,668	14,576	14,862	13,742	14,759	15,629	16,152	16,730	15,629	16,714	16,793	16,813	16,872	17,185	17,735	18,332	18,295	17,281	15,836	17,559	18,664	19,429	20,775	22,183	21,626	20,759	23,067	24,416	24,278	24,572	25,307	26,336	26,596	27,832	29,125	30,380	28,118	30,341	31,037	32,185	29,640	28,259	28,817	26,625	26,490	24,643	26,900	25,728	23,318	25,314	27,292	25,998	27,369	26,496	28,021	28,134	28,369	30,088	30,432	30,305	28,785	28,450	31,165	32,754	33,826	35,600	36,243	34,834	35,842	37,985	37,356	38,583	38,670	37,242	38,569	38,002	38,353	37,617	34,866	35,236	37,784	39,776	40,274	40,768	43,600	45,560	45,541	44,801	45,904	46,446	43,385	49,117	51,651
C000065109
Account Value [Line Items]
Line Graph and Table Measure Name													Amana Growth Fund Investor Shares
Accumulated Value	10,000	10,003	10,436	10,366	10,363	10,021	10,145	10,338	10,669	11,164	11,305	11,549		11,838	11,804	11,979	12,247	12,474	12,846	13,276	13,334	14,074	13,628	13,514	13,281	13,822	13,826	14,520	15,314	15,585	14,494	14,776	13,660	14,666	15,527	16,044	16,617	15,519	16,593	16,672	16,684	16,743	17,047	17,592	18,178	18,141	17,131	15,693	17,400	18,487	19,245	20,573	21,961	21,408	20,540	22,825	24,150	24,013	24,301	25,023	26,032	26,281	27,502	28,773	30,002	27,764	29,955	30,634	31,764	29,242	27,877	28,417	26,253	26,119	24,292	26,512	25,346	22,970	24,931	26,875	25,598	26,940	26,072	27,566	27,674	27,902	29,589	29,915	29,790	28,287	27,956	30,613	32,165	33,214	34,948	35,574	34,183	35,164	37,258	36,632	37,835	37,911	36,502	37,794	37,230	37,567	36,841	34,145	34,496	36,981	38,924	39,406	39,879	42,641	44,551	44,518	43,788	44,860	45,379	42,379	47,968	50,435
C000131513
Account Value [Line Items]
Line Graph and Table Measure Name													Amana Income Fund Institutional Shares
Accumulated Value	10,000	10,237	10,528	10,488	10,411	9,975	10,293	10,401	10,598	11,003	11,064	11,130		11,296	11,386	11,364	11,419	11,850	12,209	12,534	12,685	13,190	12,519	12,265	11,922	12,205	12,203	12,985	13,150	13,255	12,251	12,952	12,052	12,501	13,198	13,464	13,809	12,892	13,626	13,661	13,407	13,803	14,146	14,617	15,134	14,805	13,705	12,413	13,823	14,434	14,710	15,215	15,981	15,642	15,241	16,847	17,274	17,280	17,357	18,163	18,481	18,928	19,108	19,518	19,924	18,631	19,772	19,812	21,210	20,043	19,151	19,868	19,096	19,194	18,260	19,325	18,348	17,189	18,662	20,108	19,406	19,582	19,036	19,934	20,342	20,079	21,506	21,432	21,393	20,440	20,097	21,319	22,087	22,352	23,580	24,313	23,442	24,104	24,856	24,770	25,869	25,858	25,282	25,821	24,994	25,495	26,005	24,682	24,978	26,037	27,271	27,255	27,445	27,988	28,528	29,563	29,154	29,798	30,994	28,489	30,722	32,100
C000012979
Account Value [Line Items]
Line Graph and Table Measure Name													Amana Income Fund Investor Shares
Accumulated Value	10,000	10,234	10,525	10,480	10,401	9,964	10,280	10,385	10,581	10,985	11,043	11,106		11,267	11,356	11,333	11,385	11,811	12,166	12,489	12,637	13,136	12,467	12,213	11,867	12,148	12,143	12,918	13,077	13,182	12,181	12,876	11,977	12,422	13,111	13,375	13,714	12,798	13,524	13,558	13,302	13,694	14,030	14,493	15,006	14,676	13,582	12,303	13,699	14,304	14,576	15,073	15,831	15,488	15,090	16,677	17,098	17,104	17,177	17,971	18,283	18,720	18,893	19,298	19,694	18,413	19,535	19,572	20,946	19,791	18,908	19,610	18,845	18,938	18,016	19,059	18,092	16,946	18,392	19,815	19,119	19,287	18,749	19,627	20,028	19,762	21,165	21,086	21,045	20,100	19,762	20,958	21,710	21,963	23,166	23,885	23,021	23,668	24,401	24,310	25,384	25,370	24,800	25,323	24,506	24,995	25,487	24,185	24,471	25,504	26,707	26,684	26,864	27,393	27,914	28,923	28,518	29,142	30,307	27,849	30,029	31,368
C000160667
Account Value [Line Items]
Line Graph and Table Measure Name													Amana Participation Fund Institutional Shares
Accumulated Value	10,000	10,120	10,171	10,262	10,229	10,196	10,073	10,083	10,134	10,203	10,227	10,265		10,309	10,268	10,320	10,381	10,369	10,368	10,355	10,354	10,345	10,271	10,284	10,224	10,226	10,258	10,314	10,337	10,336	10,308	10,320	10,365	10,474	10,528	10,617	10,673	10,731	10,838	10,940	11,106	11,065	11,080	11,104	11,085	11,197	11,208	10,704	10,920	11,184	11,293	11,458	11,535	11,533	11,576	11,651	11,705	11,736	11,710	11,641	11,706	11,748	11,765	11,793	11,822	11,803	11,796	11,754	11,780	11,681	11,580	11,457	11,344	11,328	11,272	11,354	11,346	11,085	11,019	11,183	11,233	11,341	11,264	11,315	11,394	11,338	11,316	11,330	11,296	11,179	11,074	11,299	11,525	11,515	11,516	11,590	11,495	11,594	11,681	11,795	11,970	12,096	12,002	12,031	11,986	12,027	12,140	12,194	12,236	12,253	12,346	12,404	12,512	12,595	12,665	12,697	12,743	12,764	12,858	12,570	12,745	12,788
C000160666
Account Value [Line Items]
Line Graph and Table Measure Name													Amana Participation Fund Investor Shares
Accumulated Value	$ 10,000	$ 10,121	$ 10,173	$ 10,258	$ 10,224	$ 10,189	$ 10,062	$ 10,071	$ 10,120	$ 10,187	$ 10,209	$ 10,246		$ 10,287	$ 10,255	$ 10,305	$ 10,354	$ 10,339	$ 10,347	$ 10,321	$ 10,328	$ 10,307	$ 10,231	$ 10,242	$ 10,191	$ 10,191	$ 10,211	$ 10,275	$ 10,285	$ 10,282	$ 10,252	$ 10,272	$ 10,315	$ 10,412	$ 10,474	$ 10,550	$ 10,604	$ 10,670	$ 10,775	$ 10,864	$ 11,026	$ 10,994	$ 10,995	$ 11,028	$ 10,997	$ 11,106	$ 11,115	$ 10,622	$ 10,835	$ 11,084	$ 11,190	$ 11,351	$ 11,425	$ 11,421	$ 11,461	$ 11,534	$ 11,585	$ 11,614	$ 11,586	$ 11,515	$ 11,588	$ 11,627	$ 11,630	$ 11,656	$ 11,681	$ 11,672	$ 11,651	$ 11,618	$ 11,642	$ 11,530	$ 11,439	$ 11,303	$ 11,189	$ 11,181	$ 11,124	$ 11,191	$ 11,193	$ 10,932	$ 10,853	$ 11,013	$ 11,061	$ 11,176	$ 11,098	$ 11,146	$ 11,211	$ 11,152	$ 11,140	$ 11,151	$ 11,115	$ 10,997	$ 10,891	$ 11,100	$ 11,332	$ 11,320	$ 11,306	$ 11,388	$ 11,281	$ 11,376	$ 11,459	$ 11,581	$ 11,751	$ 11,860	$ 11,766	$ 11,804	$ 11,757	$ 11,796	$ 11,893	$ 11,955	$ 11,982	$ 11,995	$ 12,085	$ 12,139	$ 12,255	$ 12,333	$ 12,400	$ 12,416	$ 12,459	$ 12,489	$ 12,566	$ 12,294	$ 12,463	$ 12,489